Basis of preparation and going concern uncertainty (Tables)	12 Months Ended
Aug. 31, 2025
Basis of preparation and going concern uncertainty
Schedule of reconciles the movement in accumulated other comprehensive income

	2025	2024	2023
	$	$	$

Opening balance	717,753	693,371	994,435
Foreign currency translation differences for Canadian dollar functional currency operations	384,736	24,382	(301,064)
	1,102,489	717,753	693,371

Schedule of significant subsidiaries

		Country of	Proportion of
		incorporation	ownership held
Name of subsidiary	Principal activity	and operation	by the Company
7858078 Canada Inc.	Owns an electric boat rental center	Canada	100%
NVG Holdings Inc.	Holding company	United States	100%
Nautical Ventures Group Inc.	Operates a boat retailing business	United States	100%
Nautical Ventures North LLC	Operates a boat retailing business	United States	100%
Nautical Ventures Marine LLC	Operates a boat retailing business	United States	100%
NV Marina LLC	Operates a boat retailing business	United States	100%
Nautical Ventures West LLC	Operates a boat retailing business	United States	100%
Nautical Ventures Panhandle LLC	Operates a boat retailing business	United States	100%
EB Rental, Ltd.	Operates an electric boat rental center	United States	nil
EB Rental Ventura Corp.	Operates an electric boat rental center	United States	100%
EB Rental FL Corp.	Operates an electric boat rental center	United States	100%
EBR Palm Beach Inc.	Operates an electric boat rental center	United States	100%
Vision Marine Technologies Corp.	Operates an electric boat service center	United States	100%